(ICON)

Prudential
Small-Cap
Quantum
Fund, Inc.

ANNUAL
REPORT

March 31, 1998

(LOGO)

John Leib, Fund Manager
(PHOTO)

Portfolio
Manager's Report
The Prudential Small-Cap Quantum Fund seeks long-term capital appreciation by using quantitative investment techniques to buy primarily the stocks of U.S.
companies with market capitalizations (what it would cost to buy all of a company's stock) of less than $1.5 billion. The
Fund invests in a diversified
portfolio based on the rankings of the small-cap quantitative valuation (QV) model developed at Prudential Securities.
Computer-aided portfolio
construction helps improve the risk/reward profile of our holdings, but there can be no assurance that the Fund will achieve its investment objective.

Well-Diversified.
We buy up to 200 different stocks to diversify our risk. What's more, we don't just buy the top 200 or so stocks from Prudential
Securities' valuation ranking
because that could lead to a portfolio
concentrated in a few industries, with
excessive exposure to unexpected events. Instead, we try to stay relatively close to the sector composition of Standard &
Poor's SmallCap 600 Index (S&P
600), but with stocks we find more attractive. We believe that's a good way to balance risk and reward potential.


Strategy Session.
--------------------------------------------------
-----------------------------
We invest with a consistent bottom-up quantitative strategy. Prudential
Securities' small-cap QV model ranks about 1,400 stocks, using both value and growth considerations. Then we create a diversified portfolio, adding new stocks ranked in the top 40% and selling any that have fallen to the bottom
40%. We sell others, as well, for risk or sector considerations. We use a computer program to sift through the large number of stocks in order to maintain diversity, while including more attractive stocks, where possible, to maximize our expected return.

Our benchmark is the S&P 600 Index, but we may invest more in any sector than its weight in the index if doing so will improve the portfolio's characteristics. At our February rebalancing, the last before the end of our reporting period, our computer program emphasized utilities and de-emphasized health care and business services. We also held about 2% of our assets in REITs (real estate investment trusts), which are not in the S&P 600. However, in the four largest market sectors, we were within one percentage point of the benchmark. The energy sector, primarily oil service companies, and consumer cyclicals (companies that do better when an economy is growing) were more heavily represented than they had been, while basic industries, consumer staples, and financial firms (not including real estate investment trusts) were represented less.

      Portfolio Composition
Sectors expressed as a percentage of
    net assets as of 3/31/98.

Consumer Services   17%
Finance             15%
Technology          15%
Basic Industry      14%
Energy               7%
Utilities            7%
Consumer Cyclicals   6%
Health Care          6%
Capital Spending     3%
Consumer Staples     3%
Business Services    2%
REITs                2%
Cash & Equivalents   3%

Source: Prudential

What Went Well.
-------------------------------------------------
We held about 200 different stocks, so our performance was not greatly affected by any single holding. However, our investment in Pacific Scientific, a manufacturer of process controls and safety equipment, more than doubled. The company was sold to Danaher Corporation at a substantial premium to its prior share price.

Financial service companies were our second-largest sector, and they were among the best-performing small-caps. Insurance companies and regional banks made substantial contributions to our return. We did particularly well on First
American Financial, the second-largest home title insurance company in the
U.S., which gained 57% for us on the strength of the housing market. Other housing-related companies, such as Kaufman & Broad
(a multinational home
builder, up 50%), Medusa (a cement producer being acquired by Southdown, up
49%), and Mohawk (the second-largest carpet manufacturer in the U.S., up 54%), also made relatively large contributions.

Our computer software and service investments (4% of our holdings) averaged a
41% rise over the period, with strong
contributions from CIBER (technical
outsourcing and staffing, up 60%) and Documentum
(a Xerox spinoff that manages
information across large enterprises, up 83%).

Five Largest
Holdings
1.4%  Orion Capital Corp.
      Finance
1.0%  Webster Financial Corp.
      Finance
1.0%  Raymond James
      Financial, Inc.
      Finance
1.0%  ALLIED Group, Inc.
      Finance
0.9%  First American
      Financial Corp.
      Finance
Expressed as a percentage of net assets as of 3/31/98.

And Not So Well.
-------------------------------------------------
Our oil service stocks, which were about 4% of our portfolio at quarter-end, lost 25%, on average, as investors reacted to a drop in oil prices. Although the stocks fell, their QV ranking remained attractive.

Our communications equipment manufacturers also lost ground substantially, largely as a result of the slowdown in Asia.

We owned a small position in two tobacco-related stocks which declined 30% in value during the reporting period primarily because of antitobacco sentiment.

Semiconductor and semiconductor equipment companies were among the worst-performing small-cap issuers for the first quarter; they helped bring our diverse electronics holdings down 18%, on average. The industry is suffering from overcapacity, and investors anticipated a large impact from the Asian economic crisis.

Looking Ahead.
-------------------------------------------------
We measure the attractiveness of small-cap stocks or securities by comparing how much we have to pay for a share to various indicators of the share's true value: recent earnings, estimated future earnings, book value, and others. We now pay less for a dollar of small-caps' estimated future earnings than for a dollar of larger firms', although small-caps have averaged a 5% premium over the long term. Smaller firms appear more attractive than larger ones.
Nonetheless, most stocks are expensive today by historical standards, and we caution against expecting returns like those of the past three years to continue.

Managing With Quantitative Techniques.
--------------------------------------------------
-----------------------------
Portfolio Manager John Leib explains how quantitative valuation drives the stock selection process for the Prudential Small-
Cap Quantum Fund.

Q. What is Prudential Securities' QV model?
A. The QV, or quantitative valuation, model is a method for ranking stocks:
   Prudential Securities has pulled together in a single formula eight indicators that their research showed to be effective in predicting future stock performance. These include measures of how expensive the stock is, how its profitability is changing, and whether its earnings reports contain either positive or negative surprises. The various indicators are weighted to compute a single score or rank, ranging from 1 (strong buy) to 5 (strong sell). We use these rankings to determine the relative attractiveness of small-cap stocks in our universe.

Q. Do you invest in all the top-ranked stocks?
A. That might produce too much exposure to a few industries or sectors -- all our eggs in two or three baskets. Since
unexpected adverse events can
   happen to any industry, we reduce our risk by diversifying. In order to do this, we often must buy some stocks that are ranked in the second 20%, although we prefer those in the top 20%. At quarter-end, 86% of our invested assets were in stocks that the QV model ranked in the top 40%, with 56% of our holdings ranked among the top
20%.

Q. What is the computer's role in portfolio selection?
A. One of our great advantages is the number of small firms we can evaluate.
   We can buy stocks ranked among the top 40% of our universe. Currently, that means considering up to 600 companies for purchase. When we are buying stocks, we have to search among all these for the best combination of purchases and retentions to maximize our expected return while controlling the risk of our portfolio as a whole. Without automation, we might overlook some excellent combinations. The computer program -- called an optimizer --
   finds the best set of stocks to meet our specifications.

(PHOTO)
                                       2

President's Letter
May 15, 1998
--------------------------------------------------
-----------------------------
(PHOTO)
                            See You On the Net!
Dear Shareholder:
We are proud to be part of the worldwide web and we invite you to visit our two web sites, if you have not already done so. Yes, we currently offer two sites -- each with its own distinctive identity.

http://www.prudential.com
The Prudential web site features information on personal investing, retirement planning, commercial and residential real estate opportunities, as well as insurance products for life, health, home and property.

You can look up performance data on your Prudential mutual funds, learn about proven investment strategies, or take one of our many interactive quizzes that will help guide you in determining long-term goals
-- like how much to save for
your child's college education or for your retirement.

http://www.prusec.com
The Prudential Securities Virtual Branch Office is a full-service brokerage web site specifically designed to provide investors with the information they need to make informed financial decisions. It was rated the No. 1 full-service brokerage web site of its type by Financial Net
News (February 1998), a
subsidiary of Institutional Investor magazine, and was also rated among the top corporate web sites by Fortune magazine
(Winter 1998).

What investors can find here are -- daily market commentaries, stock quotes, economic forecasts, product news, and current market research, in addition to interactive investing programs. Investors, through their Prudential Securities
Financial Advisors, may also enroll in Prudential
Online" and have access to
their personal account information which includes balances, security values, transactions and account activities. They can also easily E-mail their
Financial Advisor.

Both sites also contain professional opportunities for people who are searching for employment or considering a change of career paths.

We plan to make further enhancements to our web pages as the year progresses.
So please, the next time you are "web browsing" or "surfing the net," pay us a visit. Let us know what you think and what you'd like to see added in the future.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of
PRUDENTIAL SMALL-CAP QUANTUM
March 31, 1998                           FUND,
INC.
--------------------------------------------------
-------------------
--------------------------------------------------
-------------------

Shares      Description                     Value
(Note 1)
--------------------------------------------------
----------
LONG-TERM INVESTMENTS--96.9%
COMMON STOCKS
--------------------------------------------------
----------
Basic Industry--13.7%
   20,100   Alaska Air Group, Inc.(a)
$  1,089,169
  121,100   AMCOL International Corp.
1,831,637
   58,100   Applied Industrial Technologies,
              Inc.
1,565,069
   60,800   Barnes Group, Inc.
2,025,400
   74,900   BE Aerospace, Inc.(a)
2,106,562
   97,100   Blount International, Inc.
2,888,725
   38,300   Carbide/Graphite Group, Inc.(a)
1,149,000
   58,100   Chemed Corp.
2,382,100
   38,200   Circle International Group, Inc.
1,012,300
   21,400   Cleveland-Cliffs, Inc.
1,150,250
   44,100   Commercial Intertech Corp.
1,052,888
   19,800   Hadco Corp.(a)
784,575
  112,400   IMCO Recycling, Inc.
1,952,950
   51,400   Innovex, Inc.
1,252,875
   53,900   Kaydon Corp.
2,203,162
   35,800   Lone Star Industries, Inc.
2,485,862
   40,100   M.S. Carriers, Inc.(a)
1,358,388
   52,300   Maverick Tube Corp.(a)
925,056
   50,100   Medusa Corp.
3,062,362
   11,600   NACCO Industries, Inc.
1,554,400
   52,200   Republic Group, Inc.
1,063,575
   35,500   Texas Industries, Inc.
2,052,344
   32,200   Tredegar Industries, Inc.
2,332,487
   67,600   USFreightways Corp.
2,433,600
   83,700   WD-40 Co.
2,547,619
   63,900   Wellman, Inc.
1,381,837
   46,900   Wolverine Tube, Inc.(a)
1,881,862
   57,600   Zeigler Coal Holding Co.
986,400

------------

48,512,454
--------------------------------------------------
----------
Business Services--2.2%
   42,200   Abacus Direct Corp.(a)
2,204,950
   96,300   Dames & Moore Group
1,281,994
   56,100   Hooper Holmes, Inc.
1,199,138
   44,600   Merrill Corporation
$    981,200
   67,200   TMP Worldwide, Inc.(a)
2,142,000

------------

7,809,282
--------------------------------------------------
----------
Capital Spending--3.0%
   59,100   Anixter International, Inc.(a)
1,089,656
   33,800   DT Industries, Inc.
1,297,075
   60,100   Flowserve Corp.
1,960,762
   72,300   Graco, Inc.
2,191,594
   49,000   Halter Marine Group, Inc.(a)
777,875
   55,700   Manitowoc Co., Inc.
2,151,412
   48,450   World Fuel Services Corp.
1,065,900

------------

10,534,274
--------------------------------------------------
----------
Consumer Cyclical--6.2%
   29,600   Arvin Industries, Inc.
1,211,750
   61,400   Carlisle Companies, Inc.
3,016,275
   85,700   Champion Enterprises, Inc.(a)
2,287,119
   53,500   D. R. Horton, Inc.
1,136,875
   64,900   Intermet Corp.
1,460,250
   77,600   Kaufman & Broad Home Corp.
2,526,850
   60,200   La-Z-Boy, Inc.
3,006,237
   45,500   MascoTech, Inc.
1,049,344
   64,500   Myers Industries, Inc.
1,346,438
   36,400   Standard Products Co.
1,198,925
   51,300   Superior Industries International,
              Inc.
1,702,519
   90,700   Wynn's International, Inc.
2,063,425

------------

22,006,007
--------------------------------------------------
----------
Consumer Services--16.6%
  113,300   ADVO, Inc.(a)
3,129,912
   14,600   Anchor Gaming(a)
1,084,050
   51,200   Applebee's International, Inc.
1,184,000
  184,700   Arctic Cat, Inc.
1,720,019
  158,000   Books-A-Million, Inc.(a)
918,375
  131,000   Buffets, Inc.(a)
1,801,250

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
PRUDENTIAL SMALL-CAP QUANTUM
March 31, 1998                           FUND,
INC.
--------------------------------------------------
-------------------
--------------------------------------------------
-------------------

Shares      Description                     Value
(Note 1)
--------------------------------------------------
----------
LONG-TERM INVESTMENTS--96.9%
COMMON STOCKS
--------------------------------------------------
----------
Consumer Services (cont'd.)
   58,100   Cannondale Corp.(a)
$    962,281
   31,100   CapStar Hotel Co.(a)
1,078,781
   70,600   Claire's Stores, Inc.
1,619,387
   54,400   Dress Barn, Inc.(a)
1,564,000
   69,400   Eagle Hardware & Garden, Inc.(a)
1,223,175
   84,000   EZCORP, Inc.(a)
997,500
  150,700   Foodmaker, Inc.(a)
2,919,812
   45,500   Franklin Covey Co.(a)
1,106,219
  130,400   Genesco, Inc.(a)
2,363,500
   36,500   Goody's Family Clothing, Inc.(a)
1,615,125
  116,000   Grand Casinos, Inc.(a)
1,979,250
   81,800   Guilford Mills, Inc.
2,413,100
  110,200   Guitar Center, Inc.(a)
2,603,475
   88,400   Justin Industries
1,243,125
   75,100   Kellwood Co.
2,318,712
   53,700   Linens 'N Things, Inc.(a)
2,950,144
  110,600   Luby's Cafeterias, Inc.
2,101,400
  120,600   Macrovision Corp.(a)
2,216,025
   93,600   Mohawk Industries, Inc.(a)
2,948,400
   91,200   Nash-Finch Co.
1,812,600
   76,500   Nautica Enterprises, Inc.(a)
2,352,375
   45,800   North Face, Inc.(a)
1,110,650
   45,600   Pomeroy Computer Resources, Inc.(a)
1,074,450
   95,900   Rawlings Sporting Goods Co., Inc.(a)
1,306,638
   71,300   Russ Berrie & Co., Inc.
2,161,281
   65,500   Syms Corp.(a)
925,188
   27,200   Timberland Co.(a)
1,944,800

------------

58,748,999
--------------------------------------------------
----------
Consumer Staples--3.3%
   51,300   Canandaigua Brands, Inc.(a)
2,930,512
  146,600   DIMON, Inc.
2,446,388
   64,300   Nutramax Products, Inc.(a)
807,769
   94,600   Smithfield Foods, Inc.(a)
3,263,700
   58,500   Swisher International Group, Inc.(a)
760,500
   50,100   Windmere-Durable Holdings, Inc.(a)
1,302,600

------------

11,511,469
Energy--6.6%
   73,900   Atmos Energy Corp.
$  2,189,287
   38,100   Atwood Oceanics, Inc.(a)
2,059,781
   33,500   Cliffs Drilling Co.(a)
1,383,969
   50,200   Eastern Enterprises, Inc.
2,158,600
  109,400   Key Energy Group, Inc.(a)
1,784,588
   56,900   New Jersey Resources Corp.
2,229,769
   88,100   Patterson Energy, Inc.(a)
1,013,150
   83,600   Piedmont Natural Gas Co., Inc.
2,905,100
   62,500   Pool Energy Services Co.(a)
1,460,938
   96,700   Pride International, Inc.(a)
2,308,712
   40,500   Trico Marine Services, Inc.(a)
853,031
   27,700   Veritas DGC, Inc.(a)
1,400,581
   74,000   Vintage Petroleum, Inc.
1,554,000

------------

23,301,506
--------------------------------------------------
----------
Finance--15.0%
  104,400   ALLIED Group, Inc.
3,366,900
   63,800   American Heritage Life Investment
              Corp.
1,315,875
   68,700   AMRESCO, Inc.(a)
2,249,925
   43,600   Arthur J. Gallagher & Co.
1,888,425
   23,800   Community First Bankshares, Inc.
1,213,800
   68,500   Delta Financial Corp.(a)
1,185,906
   39,600   E*TRADE Group, Inc.(a)
987,525
   43,230   Fidelity National Financial, Inc.
1,588,703
   52,050   First American Financial Corp.
3,331,200
   50,100   FirstBank Puerto Rico
2,307,731
   96,100   Foremost Corp. of America
2,354,450
   37,100   HUBCO, Inc.
1,421,394
   35,300   IPC Holdings Ltd., ADR (Bermuda)
1,138,425
   38,000   Jefferies Group, Inc.
2,147,000
   67,600   John Alden Financial Corp.
1,457,625
   30,100   Legg Mason, Inc.
1,785,306
   91,800   Orion Capital Corp.
5,020,312
   79,200   Raymond James Financial, Inc.
3,450,150
  155,400   Rollins Truck Leasing Corp.
2,146,462
   70,000   Selective Insurance Group, Inc.
1,881,250
   79,600   TR Financial Corp.
2,766,100
   52,300   Webster Financial Corp.
3,634,850

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of
PRUDENTIAL SMALL-CAP QUANTUM
March 31, 1998                           FUND,
INC.
--------------------------------------------------
-------------------
--------------------------------------------------
-------------------

Shares      Description                     Value
(Note 1)
--------------------------------------------------
----------
LONG-TERM INVESTMENTS--96.9%
COMMON STOCKS
--------------------------------------------------
----------
Finance (cont'd.)
   69,400   Westcorp
$  1,162,450
   50,800   XTRA Corp.
3,276,600

------------

53,078,364
--------------------------------------------------
----------
Healthcare--6.3%
   46,500   ADAC Laboratories(a)
1,075,313
   69,100   Atria Communities, Inc.(a)
1,330,175
  184,100   BioSource International, Inc.(a)
1,185,144
   42,300   Cooper Cos., Inc.(a)
1,795,106
   25,000   ESC Medical Systems Ltd., ADR
              (Israel)(a)
878,125
   60,500   FPA Medical Management, Inc.(a)
933,969
   64,200   Integrated Health Services, Inc.
2,523,863
   55,000   Mariner Health Group, Inc.(a)
941,875
   91,700   Maxxim Medical, Inc.(a)
2,630,644
   85,100   PMR Corp.(a)
1,340,325
  214,700   Roberts Pharmaceutical Corp.(a)
3,059,475
   46,000   Sabratek Corp.(a)
1,610,000
   21,600   Theragenics Corp.(a)
1,375,650
   55,300   VISX, Inc.(a)
1,382,500

------------

22,062,164
--------------------------------------------------
----------
Real Estate Investment Trusts--1.8%
   71,100   Capstead Mortgage Corp.
1,404,225
   88,800   JP Realty, Inc.
2,253,300
   89,800   Macerich Co.
2,671,550

------------

6,329,075
--------------------------------------------------
----------
Technology--15.2%
   71,100   Advanced Digital Information
              Corp.(a)
1,119,825
   70,100   Aliant Communications, Inc.
2,383,400
   83,600   Alpha Industries, Inc.(a)
1,290,575
   24,600   Aspect Development, Inc.(a)
1,349,925
   31,900   Avid Technology, Inc.(a)
1,311,888
   68,200   Benchmark Electronics, Inc.(a)
1,624,012
   78,500   C-Cube Microsystems, Inc.(a)
1,462,062
   25,200   CIBER, Inc.(a)
1,762,425
   44,400   Coherent, Inc.(a)
1,073,925
   70,700   Dallas Semiconductor Corp.
$  2,377,287
   87,600   Digital Microwave Corp.(a)
1,292,100
   46,900   DII Group, Inc.(a)
1,008,350
   46,900   Documentum, Inc.(a)
2,538,462
   75,500   Emulex Corp.(a)
688,938
   32,700   General Binding Corp.
1,064,794
   36,300   GenRad, Inc.(a)
1,127,569
   31,800   Harbinger Corp.(a)
1,200,450
   48,300   Harmon Industries, Inc.
984,113
   48,100   Inacom Corp.(a)
1,328,762
   66,200   Input/Output, Inc.(a)
1,547,425
   32,900   Integrated Circuit Systems, Inc.(a)
688,844
   42,200   Kemet Corp.(a)
783,338
   99,700   Larscom, Inc.(a)
825,641
   30,700   Mastech Corp.(a)
1,564,741
   75,900   Optical Coating Laboratory, Inc.
977,213
   60,100   Park Electrochemical Corp.
1,551,331
  100,700   Pioneer-Standard Electronics, Inc.
1,233,575
   61,400   Rainbow Technologies, Inc.(a)
1,581,050
   27,000   Sanmina Corp.(a)
1,888,312
   38,700   Structural Dynamics Research
              Corp.(a)
962,663
   50,000   Symantec Corp.(a)
1,346,875
  100,200   SymmetriCom, Inc.(a)
713,925
   28,000   Technitrol, Inc.
1,097,250
   19,400   United Stationers, Inc.(a)
1,199,163
   72,500   Unitrode Corp.(a)
1,350,312
   87,300   Vanstar Corp.(a)
1,091,250
   38,000   Vantive Corp.(a)
1,389,375
   87,600   VLSI Technology, Inc.(a)
1,642,500
   26,900   Whittman-Hart, Inc.(a)
1,217,225
   47,000   XcelleNet, Inc.(a)
890,063
   40,000   Xylan Corp.(a)
975,000

------------

53,505,933
--------------------------------------------------
----------
Utilities--7.0%
   31,300   Aquarion Co.
1,015,294
   60,900   Central Hudson Gas & Electric
2,656,762
   90,300   Central Louisiana Electric Company,
              Inc.
3,092,775
   77,800   Commonwealth Energy System
3,102,275
   31,900   Connecticut Energy Corp.
980,925
  128,000   Energen Corp.
2,816,000

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of
PRUDENTIAL SMALL-CAP QUANTUM
March 31, 1998                           FUND,
INC.
--------------------------------------------------
-------------------
--------------------------------------------------
-------------------

Shares      Description                     Value
(Note 1)
--------------------------------------------------
----------
LONG-TERM INVESTMENTS--96.9%
COMMON STOCKS
--------------------------------------------------
----------
Utilities (cont'd.)
   56,100   Indiana Energy, Inc.
$  1,707,544
   64,300   Madison Gas & Electric Co.
1,398,525
   30,900   Otter Tail Power Co.
1,162,613
   19,800   Pacific Gateway Exchange, Inc.(a)
1,133,550
   40,000   Premiere Technologies, Inc.(a)
1,385,000
   55,800   Sierra Pacific Resources
2,095,987
   32,500   Southern California Water Co.
845,000
   24,300   WICOR, Inc.
1,175,513

------------

24,567,763
            Total long-term investments
              (cost $315,048,618)
341,967,290

------------
Principal
Amount
(000)
SHORT-TERM INVESTMENT--3.0%
Repurchase Agreement
--------------------------------------------------
----------
$  10,590   Joint Repurchase Agreement Account,
              5.95%, 4/1/98
              (cost $10,590,000; Note 5)
10,590,000

------------
--------------------------------------------------
----------
Total Investments--99.9%
            (cost $325,638,618; Note 4)
352,557,290
            Other assets in excess of
              liabilities--0.1%
401,957

------------
            Net Assets--100%
$352,959,247

------------

------------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

Statement of Assets and Liabilities
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
--------------------------------------------------
------------------------------

Assets
March 31, 1998
Investments, at value (cost
$325,638,618).....................................
 .............................      $ 352,557,290
Cash..............................................
 ..................................................
 .......              3,608
Receivable for Fund shares
sold..............................................
 ..............................          1,178,355
Dividends and interest
receivable........................................
 ..................................
190,334
Prepaid registration
fees..............................................
 ....................................
177,859
Deferred organizational
costs.............................................
 .................................
144,257

--------------
   Total
assets............................................
 ................................................
354,251,703

--------------
Liabilities
Payable for Fund shares
reacquired........................................
 .................................
778,514
Distribution fee
payable...........................................
 ........................................
215,316
Management fee
payable...........................................
 ..........................................
174,175
Accrued
expenses..........................................
 .................................................
124,451

--------------
   Total
liabilities.......................................
 ................................................
1,292,456

--------------
Net
Assets............................................
 ..................................................
 ...      $ 352,959,247

--------------

--------------
Net assets were comprised of:
   Common stock, at
par...............................................
 .....................................      $
32,268
   Paid-in capital in excess of
par...............................................
 .........................        321,886,640

--------------

321,918,908
   Accumulated net realized gain on
investments.......................................
 .....................          4,121,667
   Net unrealized appreciation on
investments.......................................
 .......................         26,918,672

--------------
Net assets, March 31,
1998..............................................
 ...................................      $
352,959,247

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($115,620,841 / 10,556,196 shares of common
stock issued and
outstanding)............................
$10.95
   Maximum sales charge (5% of offering
price)............................................
 .................                .58

--------------
   Maximum offering price to
public............................................
 ............................             $11.53

--------------

--------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($196,670,835 / 17,992,721 shares of common
stock issued and
outstanding)............................
$10.93

--------------

--------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($36,628,050 / 3,350,920 shares of common
stock issued and
outstanding)..............................
$10.93

--------------

--------------
Class Z:
   Net asset value, offering price and redemption
price per share
      ($4,039,521 / 368,612 shares of common stock
issued and
outstanding).................................
$10.96

--------------

--------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
Statement of Operations
--------------------------------------------------
----------

                                          November
10, 1997(a)

Through
Net Investment Income                        March
31, 1998
Income
   Dividends (net of foreign witholding
      taxes of $752)...................       $
1,520,000
   Interest............................
521,019
                                          --------
------------
      Total income.....................
2,041,019
                                          --------
------------
Expenses
   Management fee......................
726,972
   Distribution fee--Class A...........
102,807
   Distribution fee--Class B...........
658,582
   Distribution fee--Class C...........
131,344
   Registration fees...................
188,000
   Transfer agent's fees and
      expenses.........................
115,000
   Reports to shareholders.............
45,000
   Custodian's fees and expenses.......
45,000
   Audit fees and expenses.............
25,000
   Legal fees and expenses.............
15,000
   Amortization of deferred
      organizational expenses..........
9,928
   Directors' fees and expenses........
9,000
   Miscellaneous.......................
1,268
                                          --------
------------
      Total expenses...................
2,072,901
                                          --------
------------
Net investment loss....................
(31,882)
                                          --------
------------
Realized and Unrealized
Gain on Investments
Net realized gain on:
   Investment transactions.............
4,186,668
   Financial futures contracts.........
4,565
                                          --------
------------

4,191,233
                                          --------
------------
Net change in unrealized appreciation
   on investments......................
26,918,672
                                          --------
------------
Net gain on investments................
31,109,905
                                          --------
------------
Net Increase in Net Assets
Resulting from Operations..............       $
31,078,023
                                          --------
------------
                                          --------
------------

---------------
(a) Commencement of investment operations.

PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
Statement of Changes in Net Assets
--------------------------------------------------
----------

                                          November
10, 1997(a)
Increase (Decrease) in
Through
Net Assets                                   March
31, 1998
Operations
   Net investment loss..................      $
(31,882)
   Net realized gain on investments.....
4,191,233
   Net change in unrealized appreciation
      on investments....................
26,918,672
                                          --------
------------
   Net increase in net assets resulting
      from operations...................
31,078,023
                                          --------
------------
Distributions in excess of net
   investment income (Note 1)
   Class A..............................
(97,677)
   Class B..............................
(16,994)
   Class C..............................
(3,484)
   Class Z..............................
(3,733)
                                          --------
------------

(121,888)
                                          --------
------------
Fund share transactions (Note 6)
   Net proceeds from shares sold........
349,199,926
   Net asset value of shares issued in
      reinvestment of distributions.....
118,604
   Cost of shares reacquired............
(27,415,418)
                                          --------
------------
   Net increase in net assets from Fund
      share transactions................
321,903,112
                                          --------
------------
Total increase..........................
352,859,247
Net Assets
Beginning of period.....................
100,000
                                          --------
------------
End of period...........................
$352,959,247
                                          --------
------------
                                          --------
------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     9

Notes to Financial Statements
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
--------------------------------------------------
------------------------------
Prudential Small-Cap Quantum Fund, Inc. (the
'Fund') is registered under the
Investment Company Act of 1940 as a diversified,
open-end management investment
company. The Fund was incorporated in Maryland on
February 4, 1997. The Fund
issued 2,500 shares each of Class A, Class B,
Class C and Class Z common stock
for $100,000 on August 1, 1997 to Prudential
Investments Fund Management LLC
('PIFM'). Investment operations commenced on
November 10, 1997. The investment
objective of the Fund is long-term capital
appreciation by investing primarily
in equity securities of small-cap U.S. companies.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Securities Valuation: Securities listed on a
securities exchange and Nasdaq
National Market System securities are valued at
the last sales price on the day
of valuation, or, if there was no sale on such
day, the mean between the last
bid and asked prices on such day, as provided by a
pricing service. Corporate
bonds and U.S. Government securities are valued on
the basis of valuations
provided by a pricing service or principle market
makers. Options traded on an
exchange are valued at the mean between the most
recently quoted bid and asked
prices on the respective exchange, and futures
contracts and options thereon are
valued at their last sales prices as of the close
of trading on the applicable
commodities exchange. Any security for which a
reliable market quotation is
unavailable is valued at fair value as determined
in good faith by or under the
direction of the Fund's Board of Directors.
Short-term securities which mature in more than 60
days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost which approximates market
value.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fund's policy that its
custodian or designated
subcustodians, as the case may be under triparty
repurchase agreements, take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase transaction
including accrued interest.
To the extent that any repurchase transaction
exceeds one business day, the
value of the collateral is marked-to-market on a
daily basis to ensure the
adequacy of the collateral. If the seller defaults
and the value of the
collateral declines or if bankruptcy proceedings
are commenced with respect to
the seller of the security, realization of the
collateral by the Fund may be
delayed or limited.
All securities are valued as of 4:15 p.m., New
York time.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of investments
are calculated on the identified cost basis.
Dividend income is recorded on the
ex-dividend date and interest income is recorded
on the accrual basis. Expenses
are recorded on the accrual basis which may
require the use of certain estimates
by management.
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each class
of shares based upon the
relative proportion of net assets of each class at
the beginning of the day.
Financial Futures Contracts: A financial futures
contract is an agreement to
purchase (long) or sell (short) an agreed amount
of securities at a set price
for delivery on a future date. Upon entering into
a financial futures contract,
the Fund is required to pledge to the broker an
amount of cash and/or other
assets equal to a certain percentage of the
contract amount. This amount is
known as the 'initial margin.' Subsequent
payments, known as 'variation margin,'
are made or received by the Fund each day,
depending on the daily fluctuations
in the value of the underlying security. Such
variation margin is recorded for
financial statement purposes on a daily basis as
unrealized gain or loss. When
the contract expires or is closed, the gain or
loss is realized and is presented
in the statement of operations as net realized
gain (loss) on financial futures
contracts.
The Fund invests in financial futures contracts in
order to hedge their existing
portfolio securities, or securities the Fund
intends to purchase, against
fluctuations in value. Under a variety of
circumstances, the Fund may not
achieve the anticipated benefits of the financial
futures contracts and may
realize a loss. The use of futures transactions
involves the risk of imperfect
correlation in movements in the price of futures
contracts and the underlying
assets.
Dividends and Distributions: The Fund expects to
pay dividends of net investment
income and distributions of net realized capital,
if any, annually. Dividends
and distributions are recorded on the ex-dividend
date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
Taxes: It is the Fund's policy to meet the
requirements of the Internal Revenue
Code applicable to regulated investment companies
and to distribute all of its
taxable net income and net capital gains, if any,
to its shareholders.
Therefore, no federal income tax provision is
required.
--------------------------------------------------
------------------------------
                                       10

Notes to Financial Statements
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
--------------------------------------------------
------------------------------
Withholding taxes on foreign dividends have been
provided for in accordance with
the Fund's understanding of the applicable
country's tax rules and rates.
Deferred Organization Expenses: Approximately
$154,000 of expenses were incurred
in connection with the organization of the Fund.
These costs have been deferred
and are being amortized ratably over a period of
60 months from the date the
Fund commenced investment operations.
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
'Statement of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions
by Investment Companies.' The
effect of applying this statement was to decrease
accumulated net investment
loss by $153,770, decrease accumulated net
realized gain on investments by
$69,566 and decrease paid in capital in excess of
par by $84,204 due to
distributions paid from net investment income to
satisfy excise tax requirements
which was subsequently offset by net investment
losses and certain expenses not
deductible for tax purposes. Net investment loss,
net realized gains and net
assets were not affected by this investment.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'), doing business as
Prudential Investments ('PI,'
the Subadviser or the investment adviser); PIC
furnishes investment advisory
services in connection with the management of the
Fund. PIFM pays for the cost
of the subadviser's services, the compensation of
officers of the Fund,
occupancy and certain clerical and bookkeeping
costs of the Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly at an annual
rate of .60 of 1% of the average daily net assets
of the Fund.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B, Class C and
Class Z shares of the Fund. The Fund compensates
PSI for distributing and
servicing the Fund's Class A, Class B and Class C
shares, pursuant to plans of
distribution (the 'Class A, B and C Plans'),
regardless of expenses actually
incurred by them. The distribution fees for Class
A, B and C shares are accrued
daily and payable monthly. No distribution or
service fees are paid to PSI as
distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund
compensates PSI for
distribution-related activities at an annual rate
of up to .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B
and C shares, respectively.
Such expenses under the Class A, Class B and Class
C Plans were .25%, 1% and 1%,
respectively, of the average daily net assets of
Class A, Class B and Class C
shares for the period ended March 31, 1998.
PSI has advised the Fund that it has received
approximately $4,295,000 in
front-end sales charges resulting from sales of
Class A shares during the period
ended March 31, 1998. From these fees, PSI paid
such sales charges, which in
turn paid commissions to salespersons and incurred
other distribution costs.
PSI advised the Fund that for the period ended
March 31, 1998, it received
approximately $160,800 and $23,500 in contingent
deferred sales charges imposed
upon certain redemptions by Class B and Class C
shareholders, respectively.
PSI, PIFM and PIC are wholly owned subsidiaries of
The Prudential Insurance
Company of America.
The Fund, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement')
with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purpose of the Agreement is
to serve as an alternative source of funding for
capital share redemptions. The
Fund did not borrow any amounts pursuant to the
Agreement during the period
ended March 31, 1998. The Funds pay a commitment
fee at an annual rate of .055
of 1% on the unused portion of the credit
facility. The commitment fee is
accrued and paid quarterly on a pro rata basis by
the Funds. The Agreement
expired on December 30, 1997 and has been extended
through December 29, 1998
under the same terms.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
period ended March 31, 1998, the
Fund incurred fees of approximately $108,000 for
the services of PMFS. As of
March 31, 1998, approximately $24,100 of such fees
were due to PMFS. Transfer
agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to nonaffiliates.
--------------------------------------------------
------------------------------
                                       11

Notes to Financial Statements
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
--------------------------------------------------
------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities,
other than short-term investments,
for the period ended March 31, 1998 were
$428,860,955 and $117,950,485,
respectively.
The federal income tax basis of the Fund's
investments at March 31, 1998 was
substantially the same as for financial reporting
purposes and, accordingly, net
unrealized appreciation for federal income tax
purposes was $26,918,672 (gross
unrealized appreciation--$38,500,013; gross
unrealized
depreciation--$11,581,341).
--------------------------------------------------
----------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered
investment companies, transfers
uninvested cash balances into a single joint
account, the daily aggregate
balance of which is invested in one or more
repurchase agreements collateralized
by U.S. Treasury or federal agency obligations. As
of March 31, 1998, the Fund
has a .83% undivided interest in the repurchase
agreements in the joint account.
The undivided interest for the Fund represents
$10,590,000 principal amount. As
of such date, the repurchase agreements in the
joint account and the value of
the collateral therefore were as follows:
Credit Suisse First Boston Corp., 6.00%, in the
principal amount of
$388,000,000, repurchase price $388,064,667, due
4/1/98. The value of the
collateral including accrued interest is
$402,989,454.
Morgan Stanley, Dean Witter, Discover & Co.,
5.94%, in the principal amount of
$125,000,000, repurchase price $125,020,625, due
4/1/98. The value of the
collateral including accrued interest is
$127,500,925.
Salomon Smith Barney, 5.93%, in the principal
amount of $388,000,000, repurchase
price $388,063,912, due 4/1/98. The value of the
collateral including accrued
interest is $396,440,446.
SBC Warburg Dillon Read, Inc., 5.92%, in the
principal amount of $263,000,000,
repurchase price $263,043,249, due 4/1/98. The
value of the collateral including
accrued interest is $268,277,527.
UBS Securities, Inc., 5.95%, in the principal
amount of $106,691,000, repurchase
price $106,708,634, due 4/1/98. The value of the
collateral including accrued
interest is $108,827,671.
--------------------------------------------------
----------
Note 6. Capital
The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 5%.
Class B shares are sold with a
contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year.
Class B shares will
automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class
Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.
There are 2 billion shares of common stock, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 500 million authorized shares.
As of March 31, 1998 Prudential owned 2,520 Class
A shares, 2,520 Class B
shares, 2,520 Class C shares and 2,510 Class Z shares.
Transactions in shares of common stock were as follows:

Class A                                  Shares
Amount
-------------------------------------  ----------
------------
November 10, 1997(a) through
  March 31, 1998:
Shares sold..........................  11,854,211
$118,541,655
Shares issued in reinvestment of
  distributions......................       9,833
95,083
Shares reacquired....................  (1,310,348)
(13,297,055)
                                       ----------
------------
Net increase in shares outstanding...  10,553,696
$105,339,683
                                       ----------
------------
                                       ----------
------------
Class B
-------------------------------------
November 10, 1997(a) through
  March 31, 1998:
Shares sold..........................  18,843,085
$188,337,566
Shares issued in reinvestment of
  distributions......................       1,695
16,395
Shares reacquired....................    (854,559)
(8,722,973)
                                       ----------
------------
Net increase in shares outstanding...  17,990,221
$179,630,988
                                       ----------
------------
                                       ----------
------------
Class C
-------------------------------------
November 10, 1997(a) through
  March 31, 1998:
Shares sold..........................   3,713,146
$ 37,077,480
Shares issued in reinvestment of
  dividends..........................         354
3,426
Shares reacquired....................    (365,080)
(3,723,232)
                                       ----------
------------
Net increase in shares outstanding...   3,348,420
$ 33,357,674
                                       ----------
------------
                                       ----------
------------

--------------------------------------------------
------------------------------
                                       12

Notes to Financial Statements
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
--------------------------------------------------
------------------------------

Class Z                                  Shares
Amount
-------------------------------------  ----------
------------
November 10, 1997(a) through
  March 31, 1998:
Shares sold..........................     528,277
$  5,243,225
Shares issued in reinvestment of
  distributions......................         383
3,700
Shares reacquired....................    (162,548)
(1,672,158)
                                       ----------
------------
Net increase in shares outstanding...     366,112
$  3,574,767
                                       ----------
------------
                                       ----------
------------

---------------
(a) Commencement of investment operations.
--------------------------------------------------
------------------------------
                                       13

Financial Highlights
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
--------------------------------------------------
------------------------------

Class A          Class B          Class C
Class Z

------------     ------------     ------------
------------

November 10,     November 10,     November 10,
November 10,

1997(a)          1997(a)          1997(a)
1997(a)

Through          Through          Through
Through

March 31,        March 31,        March 31,
March 31,

1998             1998             1998
1998

------------     ------------     ------------
------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...................      $  10.00         $
10.00         $  10.00          $10.00

------------     ------------         ------
-----
Income from investment operations
Net investment income
(loss)...........................           .02
(.01)            (.01)            .02
Net realized and unrealized gain on investment

transactions......................................
 ..           .94              .94              .94
 .95

------------     ------------         ------
-----
   Total from investment
operations....................           .96
 .93              .93             .97

------------     ------------         ------
-----
Less distributions
Distributions in excess of net investment
income.......          (.01)              --
--            (.01)

------------     ------------         ------
-----
Net asset value, end of
period.........................      $  10.95
$  10.93         $  10.93          $10.96

------------     ------------         ------
-----

------------     ------------         ------
-----
TOTAL
RETURN(c):.......................................
9.60%            9.31%            9.31%
9.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)........................      $115,621
$196,671         $ 36,628          $4,039
Average net assets
(000)...............................      $106,453
$170,484         $ 34,000          $2,709
Ratios to average net assets(b):
   Expenses, including distribution
fees...............          1.22%
1.97%            1.97%           0.97%
   Expenses, excluding distribution
fees...............          0.97%
0.97%            0.97%           0.97%
   Net investment income
(loss)........................           .47%
(.29)%           (.29)%           .51%
Portfolio turnover
rate................................
39%              39%              39%
39%
Average commission rate paid per
share.................      $  .0445         $
 .0445         $  .0445          $.0445

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

Report of Independent Accountants
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
--------------------------------------------------
------------------------------
To the Shareholders and Board of Directors of Prudential Small-Cap Quantum Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Small-Cap Quantum Fund,
Inc. (the 'Fund') at March 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period November
10, 1997 (commencement of operations) through March 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
May 14, 1998

Tax Information
PRUDENTIAL SMALL-CAP QUANTUM FUND, INC.
--------------------------------------------------
------------------------------
We are required by the Internal Revenue Code to
advise you within 60 days of the
Fund's fiscal period end (March 31, 1998) as to
the federal tax status of
dividends paid by the Fund during its fiscal
period ended March 31, 1998.
During the period, the Fund paid dividends of
$0.009 per Class A share, $0.001
per Class B share, $0.001 per Class C share and
$0.012 per Class Z share of
which represent dividends from ordinary income
(net investment income and
short-term capital gains). Further, we wish to
advise you that 34% of the
ordinary income dividends paid during the period
qualified for the corporate
dividends received deduction available to
corporate taxpayers.
For the purpose of preparing your annual federal
income tax return, however, you
should report the amounts as reflected on the
appropriate Form 1099-DIV or
substitute 1099-DIV.
We are required by Massachusetts, Missouri and
Oregon to inform you that
dividends which have been derived from interest on
federal obligations are not
taxable to shareholders providing the mutual fund
meets certain requirements
mandated by the respective state's taxing
authorities. We are pleased to report
that 5% of the dividends paid by Prudential Small-
Cap Quantum Fund, Inc. qualify
for such deduction.
For more detailed information regarding your state
and local taxes, you should
contact your tax adviser or the state/local taxing
authorities.
--------------------------------------------------
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                                       15

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74436N108  MF176E2
74436N207  Cat. #42M790J
74436N306  74436N405